Financial instruments and risk management - Summary of maximum credit risk exposure of the Group's financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other financial receivables [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	$ 3,007	$ 2,985
Credit risk [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	17,156	14,993
Credit risk [Member] | Cash and cash equivalents [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	10,773	10,550
Credit risk [Member] | Derivative assets [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	556	267
Credit risk [Member] | Loans to equity accounted units [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	38	39
Credit risk [Member] | Fair value [member] | Loans And Receivables [Member] | Held to maturity assets [member] | Investments [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	$ 2,782	$ 1,152